Schedule of Investments
March 31, 2025
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Alternative Funds–2.40%
Invesco Global Real Estate Income Fund, Class R6	2.40%	$22,361,773	$211,431	$—	$(113,368)	$—	$211,431	2,861,126	$22,459,836
Invesco Macro Allocation Strategy Fund, Class R6	—	23,852,206	211,454	(24,270,629)	3,731,036	(3,524,067)	211,454	—	—
Total Alternative Funds		46,213,979	422,885	(24,270,629)	3,617,668	(3,524,067)	422,885		22,459,836
Domestic Equity Funds–52.87%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.08%	57,517,487	7,434,946	(1,147,170)	(7,038,605)	(11,767)	—	1,879,301	56,754,891
Invesco Main Street Small Cap Fund, Class R6	5.72%	55,821,272	953,048	—	(3,301,016)	—	—	2,543,925	53,473,304
Invesco NASDAQ 100 ETF(b)	11.68%	100,090,651	19,053,732	(1,234,519)	(8,959,618)	176,892	152,744	565,367	109,127,138
Invesco Russell 1000® Dynamic Multifactor ETF	11.82%	137,846,369	—	(26,343,527)	(3,675,127)	2,539,178	241,478	2,070,285	110,366,893
Invesco S&P 500 Revenue ETF(b)	10.88%	—	105,908,453	(1,526,849)	(2,796,716)	13,706	339,150	1,022,736	101,598,594
Invesco S&P 500® Pure Value ETF	—	85,935,219	—	(88,628,745)	(5,849,044)	8,542,570	—	—	—
Invesco S&P 500® Top 50 ETF	1.99%	—	20,817,657	—	(2,182,594)	—	37,047	404,934	18,635,063
Invesco Value Opportunities Fund, Class R6	4.70%	46,449,662	1,174,017	(1,585,083)	(2,157,373)	(6,977)	—	2,108,325	43,874,246
Total Domestic Equity Funds		483,660,660	155,341,853	(120,465,893)	(35,960,093)	11,253,602	770,419		493,830,129
Fixed Income Funds–23.27%
Invesco Core Bond Fund, Class R6	10.17%	99,108,287	1,134,184	(6,503,375)	1,264,522	(4,943)	1,133,797	16,784,218	94,998,675
Invesco Core Plus Bond Fund, Class R6	5.05%	48,359,614	593,689	(2,368,178)	897,601	(355,336)	593,395	5,116,981	47,127,390
Invesco Emerging Markets Sovereign Debt ETF	0.63%	5,770,811	—	—	101,906	—	95,597	291,161	5,872,717
Invesco Equal Weight 0-30 Year Treasury ETF(b)	2.76%	25,070,514	—	—	732,731	—	233,231	927,507	25,803,245
Invesco Floating Rate ESG Fund, Class R6	1.22%	12,487,165	277,271	(1,110,342)	(203,130)	(46,503)	277,271	1,741,139	11,404,461
Invesco High Yield Fund, Class R6	1.23%	12,491,745	211,669	(1,147,632)	(113,230)	14,876	211,669	3,264,224	11,457,428
Invesco Variable Rate Investment Grade ETF	2.21%	21,541,914	—	(862,463)	(26,588)	(1,740)	268,379	823,410	20,651,123
Total Fixed Income Funds		224,830,050	2,216,813	(11,991,990)	2,653,812	(393,646)	2,813,339		217,315,039
International and Global Equity Funds–21.16%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.60%	14,710,070	—	—	244,187	—	—	452,200	14,954,257
Invesco Developing Markets Fund, Class R6	1.29%	11,746,749	—	—	293,360	—	—	308,800	12,040,109
Invesco Global Fund, Class R6	7.02%	69,385,769	—	—	(3,853,966)	—	—	719,024	65,531,803
Invesco Global Infrastructure Fund, Class R6	—	9,430,462	1,028,083	(9,639,844)	(970,857)	1,154,905	25,334	—	—
Invesco International Developed Dynamic Multifactor ETF	2.81%	26,090,812	—	(1,138,810)	1,293,715	(14,533)	168,824	1,065,875	26,231,184
Invesco International Small-Mid Company Fund, Class R6	3.88%	37,407,271	—	(2,218,312)	1,747,588	(691,155)	—	971,466	36,245,392
Invesco Oppenheimer International Growth Fund, Class R6	1.25%	11,615,316	—	—	84,756	—	—	368,506	11,700,072
Invesco RAFI Developed Markets ex-U.S. ETF	3.31%	30,647,541	—	(2,403,534)	2,496,377	147,551	275,264	594,113	30,887,935
Total International and Global Equity Funds		211,033,990	1,028,083	(15,400,500)	1,335,160	596,768	469,422		197,590,752
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Money Market Funds–0.35%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)	0.12%	$1,858,787	$17,511,962	$(18,232,558)	$—	$—	$23,024	1,138,191	$1,138,191
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)	0.23%	3,483,095	32,522,215	(33,860,465)	—	—	42,748	2,144,845	2,144,845
Total Money Market Funds		5,341,882	50,034,177	(52,093,023)	—	—	65,772		3,283,036
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $867,430,136)	100.05%	971,080,561	209,043,811	(224,222,035)	(28,353,453)	7,932,657	4,541,837		934,478,792

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.37%
Invesco Private Government Fund, 4.34%(c)(d)	0.10%	2,671,896	64,442,398	(66,191,820)	—	—	30,951 (e)	922,474	922,474
Invesco Private Prime Fund, 4.46%(c)(d)	0.27%	6,962,219	177,781,655	(182,227,969)	—	—	87,828 (e)	2,515,151	2,515,905
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,438,379)	0.37%	9,634,115	242,224,053	(248,419,789)	—	—	118,779		3,438,379
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $870,868,515)	100.42%	$980,714,676	$451,267,864	$(472,641,824)	$(28,353,453)	$7,932,657 (f)	$4,660,616		$937,917,171
OTHER ASSETS LESS LIABILITIES	(0.42)%								(3,961,316)
NET ASSETS	100.00%								$933,955,855
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$1,002,749
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$931,195,756	$—	$—	$931,195,756
Money Market Funds	3,283,036	3,438,379	—	6,721,415
Total Investments	$934,478,792	$3,438,379	$—	$937,917,171
Invesco Select Risk: Growth Investor Fund